Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash Flows from Operating Activities:
Net income	$ 145,596		$ 100,328		$ 511,109		$ 395,043		$ 422,417
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	3,569		20,601		62,228		7,105		18,256
Depreciation	5,357		6,407		23,871		27,096		32,323
Amortization of discounts and premiums, net	1,344		6,384		11,123		7,951		(3,891)
Net loss (gain) on securities	483		(534)		(1,265)		(7,725)		14
Gain on trading activity	(94)		0		(23)		(66)		(222)
Net (gain) loss on sales of loans	(744)		4				75		(111)
Net gain on sales of fixed assets							(7,402)
Stock-based compensation	8,612		8,251		29,401		32,048		36,260
Deferred tax expense	31,279		44,465		219,342		100,813		23,197
Changes in operating assets and liabilities:
Decrease (increase) in other assets	7,891	[1]	(34,397)	[1]	(411,074)	[2]	(55,825)	[2]	29,952	[2]
Increase (decrease) in other liabilities	(28,007)	[3]	(20,813)	[3]	8,619	[4]	10,571	[4]	(53,320)	[4]
Purchases of securities held for trading	(60,000)		0		(15,000)		(42,500)		(141,615)
Proceeds from sales of securities held for trading	60,094		0		15,023		42,566		141,837
Held for sale originations	(51,766)		0		(119,158)
Proceeds from sales of loans originated for sale									35,258
Net cash provided by operating activities	123,614		130,696		334,196		509,750		540,355
Cash Flows from Investing Activities:
Proceeds from repayment of securities available for sale	495,342		428,098		2,061,756		1,962,433		817,822
Proceeds from sales of securities available for sale			369,972		483,872		361,311		278,539
Purchase of securities available for sale	(985,594)		(483,789)		(2,513,853)		(2,503,248)		(3,288,204)
Redemption of Federal Home Loan Bank stock	15,601		72,567		172,544		135,906		120,220
Purchases of Federal Home Loan Bank stock	(580)		(88,875)		(238,987)		(138,878)		(160,991)
Proceeds from (purchases of) bank-owned life insurance, net	7,182		1,772		12,296		(138,119)		16,303
Proceeds from sales of loans	32,929		3,124		3,128		115,205		195,760
Purchases of loans	(20,723)		(26,300)		(95,618)		(864,299)
Other changes in loans, net	(225,019)		(380,427)		(911,805)		(998,515)		(1,990,068)
Dispositions (purchases) of premises and equipment, net	(317)		(438)		1,308		9,297		(9,847)
Net cash used in investing activities	(681,179)		(104,296)		(1,025,359)		(2,058,907)		(4,020,466)
Cash Flows from Financing Activities:
Net increase in deposits	1,760,323		315,634		779,681		892,702		1,662,267
Net increase in short-term borrowed funds			1,350,000		1,150,000		1,100,000
Proceeds from long-term borrowed funds	325,000		2,150,000		6,925,000		4,785,812		5,667,268
Repayments of long-term borrowed funds	(650,000)		(3,125,000)		(6,550,000)		(5,537,000)		(4,373,500)
Cash dividends paid on common stock	(79,052)		(79,332)		(315,607)		(317,394)		(333,061)
Cash dividends paid on preferred stock	(8,207)		(8,207)		(32,828)		(32,828)		(32,828)
Treasury stock repurchased			(28,924)		(50,190)		(67,125)		(160,767)
Payments relating to treasury shares received for restricted stock award tax payments	(15,515)		(8,235)		(8,832)		(8,095)		(2,482)
Net cash provided by financing activities	1,332,549		565,936		1,897,224		816,072		2,426,897
Net increase (decrease) in cash, cash equivalents, and restricted cash	774,984		592,336		1,206,061		(733,085)		(1,053,214)
Cash, cash equivalents, and restricted cash at beginning of year	1,947,931		741,870		741,870		1,474,955		2,528,169
Cash, cash equivalents, and restricted cash at end of year	2,722,915		1,334,206		1,947,931		741,870		1,474,955
Supplemental information:
Cash paid for interest	113,189		202,459		632,660		813,161		645,588
Cash paid for income taxes	14,005		10,000		117,873		75,680		44,123
Non-cash investing and financing activities:
Transfers to repossessed assets from loans			120		578		4,689		5,631
Operating lease liabilities arising from obtaining right-of-use assets as of January 1, 2019							324,360
Securitization of residential mortgage loans to mortgage-backed securities available for sale	20,723		26,300		53,199		93,531
Transfer of loans from held for investment to held for sale	47,745		3,124				115,280		195,649
Disposition of premises and equipment							1,245
Shares issued for restricted stock awards	$ 28,051		$ 22,198		$ 22,198		$ 16,501		$ 8,879

[1]	Includes $4.7 million and $4.1 million of amortization of operating lease right-of-use assets for the three months ended March 31, 2021 and 2020, respectively.
[2]	Includes $20.0 million and $38.4 million of net amortization of operating lease right-of-use assets for the twelve months ended December 31, 2020 and December 31, 2019, respectively.
[3]	Includes $4.7 million and $4.1 million of amortization of operating lease liability for the three months ended March 31, 2021 and 2020, respectively.
[4]	Includes $20.0 million and $38.4 million of net amortization of operating lease liability for the twelve months ended December 31, 2020 and December 31, 2019, respectively.